Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Share capital, par value	$ 0.0001	$ 0.0001	$ 0.0001
Share capital, shares issued	302,734,900	302,734,900	302,734,900
Share capital, shares outstanding	302,734,900	302,734,900	302,734,900